SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - Warrants [member] - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 4,196,125
Warrants issued	7,282,325	3,985,015
Change in fair value of warrants outstanding	(2,788,734)	211,110
Warrants exercised	(3,661,282)
Reclassify amended warrants to equity	(3,776,429)
Ending of the period	$ 1,252,005	$ 4,196,125